Federated Hermes Municipal Obligations Fund Average Annual Total Returns - Cash II Shares [Member] - CII	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	2.82%	1.29%	0.84%
Performance Inception Date			Jun. 02, 2015